Business Combinations - Summary of Divestments Transactions (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net assets disposed of
Goodwill	kr 34,945	kr 31,200	kr 30,035
Cash ﬂow effect	4	360
Divestments 2018-2020 [member]
Disclosure Of Divestitures [Line Items]
Proceeds	4	1,569	226
Net assets disposed of
Property, plant and equipment	1	171	55
Right-of-use assets	1	20
Investments in associates		5	114
Intangible assets	48	820	30
Goodwill	4
Other assets	83	96	809
Provisions, incl. post-employment beneﬁts	(1)	244	(43)
Other liabilities	6	(774)	(571)
Total net assets	142	582	394
Net gains/losses from divestments	(138)	987	(168)
Shares in associated companies		(1,209)
Cash ﬂow effect	kr 4	kr 360	kr 226